Balance Sheet Components (Details) - Schedule of Prepaid Expenses - CAD ($) $ in Thousands	May 31, 2024	May 31, 2023
Schedule of Prepaid Expenses [Abstract]
Prepaid insurance	$ 482	$ 3
Prepaid rent	1
Prepaid software	10
Prepaid capital market services	1,938
Total Prepaid expenses	$ 2,431	$ 3